Other assets - Disclosure of other assets (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Miscellaneous assets [abstract]
R&D tax credit receivables	€ 28,827	€ 31,208
Advance payments	319	399
Tax receivables	3,182	3,686
Prepaid expenses	7,997	8,878
Contract costs	3,710	3,710
Consumables and supplies on stock	782	767
Miscellaneous current assets	57	11
OTHER NON-FINANCIAL ASSETS	44,874	48,659
Deposits	196	198
Miscellaneous financial assets	1,114	1,058
OTHER FINANCIAL ASSETS	1,310	1,256
OTHER ASSETS	46,184	49,915
Less non-current portion	8,627	8,041
CURRENT PORTION	€ 37,557	€ 41,874